Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share option reserve	Reserves	Accumulated other comprehensive loss	Retained earnings	Total equity attributable to the equity holders	Non-controlling interests	Total
Balance at Mar. 31, 2023	$ 255,684	$ 20,893	$ 25,834	$ (43,243)	$ 229,885	$ 489,053	$ 90,778	$ 579,831
Balance (in Shares) at Mar. 31, 2023	176,771,265
Restricted share units vested	$ 3,736	(3,736)
Restricted share units vested (in Shares)	928,755
Share-based compensation		4,146				4,146		4,146
Dividends declared					(4,428)	(4,428)		(4,428)
Shares buy-back as per normal course issuer bid	$ (1,020)					(1,020)		(1,020)
Shares buy-back as per normal course issuer bid (in Shares)	(388,324)
Distribution to non-controlling interests							(11,088)	(11,088)
Comprehensive income				(16,802)	36,306	19,504	10,064	29,568
Balance at Mar. 31, 2024	$ 258,400	21,303	25,834	(60,045)	261,763	507,255	89,754	597,009
Balance (in Shares) at Mar. 31, 2024	177,311,696
Options exercised	$ 4,397	(1,759)				2,638		2,638
Options exercised (in Shares)	934,222
Warrants exercised	$ 148					148		148
Warrants exercised (in Shares)	29,607
Warrants reclassified as derivative liabilities		(2,098)			(673)	(2,771)		(2,771)
Restricted share units vested	$ 3,962	(3,962)
Restricted share units vested (in Shares)	941,960
Securities issued upon acquisition of Adventus	$ 146,016	4,501				150,517	22,808	173,325
Securities issued upon acquisition of Adventus (in Shares)	38,818,841
Share-based compensation		3,692				3,692		3,692
Dividends declared					(4,948)	(4,948)		(4,948)
Shares buy-back as per normal course issuer bid	$ (963)					(963)		(963)
Shares buy-back as per normal course issuer bid (in Shares)	(300,000)
Adjustment to non-controlling interests					(8,424)	(8,424)	8,424
Distribution to non-controlling interests							(11,049)	(11,049)
Comprehensive income				(2,606)	58,190	55,584	20,723	76,307
Balance at Mar. 31, 2025	$ 411,960	$ 21,677	$ 25,834	$ (62,651)	$ 305,908	$ 702,728	$ 130,660	$ 833,388
Balance (in Shares) at Mar. 31, 2025	217,736,326